Document and Entity Information Document	Jul. 14, 2023
Document Information [Line Items]
Document Type	8-K
Document Creation Date	Jul. 14, 2023
Document Period End Date	Jul. 14, 2023
Amendment Flag	false
Entity Registrant Name	Sphere 3D Corp.
Entity Address, Address Line One	4 Greenwich Office Park
Entity Address, Address Line Two	1st Floor
Entity Address, City or Town	Greenwich
Entity Address, State or Province	CT
Entity Address, Country	US
Entity Address, Postal Zip Code	06831
Entity Incorporation, State Country Name	A6
City Area Code	647
Local Phone Number	952 5049
Entity File Number	001-36532
Entity Central Index Key	0001591956
Entity Emerging Growth Company	false
Entity Tax Identification Number	98-1220792
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Shares
Trading Symbol	ANY
Security Exchange Name	NASDAQ